Offerings	Oct. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share issuable pursuant to Inducement Restricted Stock Unit Agreements
Amount Registered | shares	153,021
Proposed Maximum Offering Price per Unit	13.85
Maximum Aggregate Offering Price	$ 2,119,340.85
Fee Rate	0.0087%
Amount of Registration Fee	$ 184.38
Offering Note
1.
Represents the number of shares of Common Stock which may be issued upon the vesting and settlement of restricted stock units granted to Richard Heppenstall and Anthony Jarc pursuant to their respective Inducement Restricted Stock Unit Agreements (collectively, the “RSU Inducement Grants”), each as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock that become issuable under the RSU Inducement Grants by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock. The price set forth under the column titled “Proposed Maximum Offering Price Per Unit” represents the average of the high and the low prices per share of Common Stock as reported on Nasdaq on September 30, 2026. The registration fee has been computed in accordance with Rule 457(c) and (h) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share issuable pursuant to Inducement Stock Option Agreements
Amount Registered | shares	312,601
Proposed Maximum Offering Price per Unit	13.85
Maximum Aggregate Offering Price	$ 4,329,523.85
Fee Rate	0.0087%
Amount of Registration Fee	$ 376.67
Offering Note
2.
Represents the number of shares of Common Stock which may be issued upon the vesting and exercise of stock options granted to Richard Heppenstall and Anthony Jarc pursuant to their respective Inducement Stock Option Agreements (collectively, the “Option Inducement Grants”), each as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of Common Stock that become issuable under the Option Inducement Grants by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock. The price set forth under the column titled “Proposed Maximum Offering Price Per Unit” represents the average of the high and the low prices per share of Common Stock as reported on Nasdaq on September 30, 2026. The registration fee has been computed in accordance with Rule 457(c) and (h) under the Securities Act.